Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Provisions

(in millions €)	December 31, 2023	December 31, 2022
Contractual disputes	118.2	88.9
Obligations from onerous CMO contracts	80.2	235.5
Other	79.7	51.4
Total	278.1	375.8
Total current	269.3	367.2
Total non-current	8.8	8.6